Principal accounting policies - Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) [1]
Disaggregation of Revenue
Total sales	¥ 6,079,115	$ 832,835	¥ 6,994,328	¥ 9,264,351
Live streaming
Disaggregation of Revenue
Total sales	4,745,195	650,089	6,450,782	8,195,907
Game-related services, advertising and others
Disaggregation of Revenue
Total sales	¥ 1,333,920	$ 182,746	¥ 543,546	¥ 1,068,444

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).